Share Capital, textual 3 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class of Stock [Line Items]
Proceeds on issuance of common stock (net)	$ 35,237	$ 39,637	$ 74,967
Private Placement [Member] | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			1,000,000
March 2010 public offering [Member]
Class of Stock [Line Items]
Common Stock, Discount on Shares			3,150
Payments of Stock Issuance Costs			861
March 2010 public offering [Member] | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			10,350,000
April 2011 public offering [Member]
Class of Stock [Line Items]
Common Stock, Discount on Shares		2,100
Payments of Stock Issuance Costs		263
April 2011 public offering [Member] | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		5,000,000
March 2012 Public Offering [Member]
Class of Stock [Line Items]
Common Stock, Discount on Shares	1,869
Payments of Stock Issuance Costs	$ 268
March 2012 Public Offering [Member] | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	5,750,000